Investments In Affiliated Companies, Partnership And Other Companies (Balance Sheet Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Current assets	$ 4,272,898	$ 3,671,767
Total assets	8,057,897	7,335,358
Current liabilities	3,622,154	3,172,845
Non-current liabilities	2,204,376	2,002,673
Shareholders' equity		2,141,406
Total liabilities and equity	8,057,897	7,335,358
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Current assets	526,325	505,502
Non-current assets	149,718	146,975
Total assets	676,043	652,477
Current liabilities	151,736	151,353
Non-current liabilities	256,037	259,404
Shareholders' equity	268,270	241,720
Total liabilities and equity	$ 676,043	$ 652,477